                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 through December 31, 2004

Item 1. Reports to Stockholders

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Variable Annuity Fund A
                               Annual Report
                               December 31, 2004

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATIONS
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OFFICER/MANAGER INFORMATION

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2004

Managed by:

[DELAWARE INVESTMENTS LOGO]

The Fund returned 10.7% for the fiscal year 2004 while its style specific benchmark, the Russell 1000 Index*, returned 11.4%.

The stock market turned in a strong performance for the year following a pattern that has now prevailed for more than five years, small-cap stocks once again outperformed large-caps. Through mid-year it appeared that high-quality stocks would reverse their long-lived underperformance versus lower quality names, but a strong rally by low quality stocks in the second half of 2004 caused them to outperform again. Energy and utility stocks were the best performing sectors in 2004, while consumer-related health care and technology issues trailed.

The Fund's performance slightly lagged that of its benchmark index for the year. Stock selection in the finance, capital goods and consumer staples sectors positively contributed to relative performance. The Fund's positive performance was offset by stock selection in the technology and media sectors.

Despite the recent strong performance of the stock market, we still find it to be reasonably valued, especially relative to bonds. Continuation of good earnings momentum bodes well for stocks. We would not be surprised to see equity returns in 2005 similar to returns achieved in 2004, specifically a high single-digit to very low double-digit total return for the broad market. In contrast to 2004, when almost all of the market's positive return came from the final quarter, we believe that most of the positive returns in 2005 are more likely to be achieved in the early part of the year as momentum carries over from the end of last year. We also expect a continuation of the Fed's tightening policy for at least the first half of the year. As rates rise, we believe that equity investors will have to confront the likelihood of slowing profit growth and moderation of economic growth.

Francis X. Morris
Christopher S. Adams
Michael S. Morris
Donald G. Padilla

Growth of $10,000 invested 12/31/94 through 12/31/04
(LINE GRAPH)

12/31/94                                                                  10000                              10000
                                                                          13718                              13777
                                                                          16307                              16869
                                                                          21673                              22412
                                                                          25997                              28468
                                                                          30349                              34421
                                                                          26925                              31740
                                                                          23684                              27788
                                                                          17881                              21771
                                                                          22984                              28279
12/31/04                                                                  25439                              31504

This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 12/31/94. As the chart shows, by December 31, 2004, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $25,439. For comparison, look at how the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $31,503. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                          Ended
on investment                                  12/31/04
-------------------------------------------------------
One Year                                        +10.68%
-------------------------------------------------------
Five Years                                      - 3.47%
-------------------------------------------------------
Ten Years                                       + 9.79%
-------------------------------------------------------

* Russell 1000 Index measures the performance of the largest 1000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

                           Variable Annuity Fund A- 1

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2004 TO DECEMBER 31, 2004

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                   Expenses
                             Beginning    Ending                  Paid During
                              Account     Account    Annualized     Period
                               Value       Value      Expense      7/1/04 to
                              7/1/04     12/31/04      Ratios      12/31/04*
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Accumulation units           $1,000.00   $1,084.20      1.28%        $6.71
-----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Accumulation units           $1,000.00   $1,018.70      1.28%        $6.50
-----------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                           Variable Annuity Fund A- 2

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

SECTOR ALLOCATIONS
AS OF DECEMBER 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.14%
------------------------------------------------------------------------
Basic Materials                                                 3.51%
Business Services                                               0.74%
Capital Goods                                                   8.61%
Communication Services                                          1.55%
Consumer Discretionary                                          5.06%
Consumer Services                                               2.58%
Consumer Staples                                                7.57%
Credit Cyclicals                                                1.32%
Energy                                                          6.69%
Finance                                                        20.57%
Healthcare                                                     14.32%
Media                                                           4.84%
Real Estate                                                     1.13%
Technology                                                     16.77%
Transportation                                                  0.39%
Utilities                                                       2.49%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                1.72%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.86%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.14%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                           Variable Annuity Fund A- 3

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
December 31, 2004

                                                 NUMBER OF       FAIR
                                                   SHARES        VALUE
    COMMON STOCK-98.14%
    BASIC MATERIALS-3.51%
    Alcoa......................................      12,200   $   383,324
    Dow Chemical...............................       9,400       465,394
    duPont (E.I.) deNemours....................       8,800       431,640
    Freeport-McMoRan Copper & Gold Class B.....       6,400       244,672
    International Paper........................       8,000       336,000
    Lubrizol...................................       4,700       173,242
    Masco......................................       6,800       248,404
    PPG Industries.............................       2,700       184,032
    Weyerhaeuser...............................       5,500       369,710
                                                              -----------
                                                                2,836,418
                                                              -----------
    BUSINESS SERVICES-0.74%
    Deluxe.....................................       5,400       201,582
    Waste Management...........................      13,300       398,202
                                                              -----------
                                                                  599,784
                                                              -----------
    CAPITAL GOODS-8.61%
    3M.........................................       4,900       402,143
    Black & Decker.............................       3,300       291,489
    Caterpillar................................       4,300       419,293
    Cummins....................................       3,800       318,402
    General Electric...........................      70,700     2,580,550
    Goodrich...................................       8,200       267,648
    Honeywell International....................       5,500       194,755
    Johnson Controls...........................       6,800       431,392
    Northrop Grumman...........................       4,500       244,620
    PACCAR.....................................       6,400       515,072
    Rockwell Automation........................       6,100       302,255
    Textron....................................       3,500       258,300
    Tyco International.........................       6,200       221,588
    United Technologies........................       5,000       516,750
                                                              -----------
                                                                6,964,257
                                                              -----------
    COMMUNICATION SERVICES-1.55%
    CenturyTel.................................       9,700       344,059
    SBC Communications.........................      20,900       538,593
    Verizon Communications.....................       9,100       368,641
                                                              -----------
                                                                1,251,293
                                                              -----------
    CONSUMER DISCRETIONARY-5.06%
    Best Buy...................................       3,600       213,912
  + Coach......................................       7,600       428,640
    Federated Department Stores................       4,800       277,392
    Gap........................................      16,500       348,480
    Home Depot.................................      25,600     1,094,144
    Limited Brands.............................       3,696        85,082
    NIKE.......................................       4,400       399,036
    RadioShack.................................      10,500       345,240
    Saks.......................................      13,000       188,630
    Wal-Mart Stores............................      13,500       713,070
                                                              -----------
                                                                4,093,626
                                                              -----------
    CONSUMER SERVICES-2.58%
    Cendant....................................      15,000       350,700
    Marriott International Class A.............       6,800       428,264

                                                 NUMBER OF       FAIR
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    McDonald's.................................      16,500   $   528,990
  + MGM MIRAGE.................................       5,100       370,974
    Yum Brands.................................       8,600       405,748
                                                              -----------
                                                                2,084,676
                                                              -----------
    CONSUMER STAPLES-7.57%
    Altria Group...............................      17,100     1,044,810
    Anheuser-Busch.............................      12,200       618,906
    Clorox.....................................       3,400       200,362
    Coca-Cola..................................       7,800       324,714
    CVS........................................       6,600       297,462
    Fortune Brands.............................       7,200       555,696
    Gillette...................................       9,200       411,976
    Kellogg....................................       6,100       272,426
    Kimberly-Clark.............................       8,000       526,480
    PepsiCo....................................      15,500       809,100
    Procter & Gamble...........................      13,700       754,596
    Tyson Foods Class A........................      16,800       309,120
                                                              -----------
                                                                6,125,648
                                                              -----------
    CREDIT CYCLICALS-1.32%
    General Motors.............................       7,000       280,420
    Harley-Davidson............................       3,400       206,550
    KB Home....................................       5,600       584,640
                                                              -----------
                                                                1,071,610
                                                              -----------
    ENERGY-6.69%
    ChevronTexaco..............................      19,000       997,690
    ConocoPhillips.............................       5,200       451,516
    Devon Energy...............................       7,200       280,224
    ENSCO International........................       7,500       238,050
    Exxon Mobil................................      51,000     2,614,260
  + Nabors Industries..........................       5,300       271,837
  + National-Oilwell...........................       7,600       268,204
    Occidental Petroleum.......................       5,000       291,800
                                                              -----------
                                                                5,413,581
                                                              -----------
    FINANCE-20.57%
    Allstate...................................       8,500       439,620
    American Express...........................       4,500       253,665
    American International.....................      15,700     1,031,019
    Bank of America............................      31,400     1,475,486
    Berkley (W.R.).............................       7,000       330,190
    Capital One Financial......................       2,800       235,788
    CIGNA......................................       2,700       220,239
    CIT Group..................................      10,500       481,110
    Citigroup..................................      47,200     2,274,096
    Countrywide Financial......................      17,600       651,376
    Everest Re Group...........................       3,100       277,636
    Freddie Mac................................      12,600       928,620
    Goldman Sachs Group........................       2,200       228,888
    J.P. Morgan Chase..........................      32,500     1,267,825
    Lehman Brothers Holdings...................       4,200       367,416
    MBNA.......................................      14,700       414,393
    Mellon Financial...........................      13,000       404,430

                           Variable Annuity Fund A- 4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF       FAIR
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    FINANCE (CONTINUED)
    Merrill Lynch..............................      10,100   $   603,677
    MetLife....................................       9,000       364,590
    Morgan Stanley.............................      19,100     1,060,432
    Nationwide Financial Services Class A......       5,900       225,557
    North Fork Bancorporation..................       8,600       248,110
    PMI Group..................................       9,400       392,450
    PNC Financial Services Group...............       3,800       218,272
    Prudential Financial.......................       7,800       428,688
    US Bancorp.................................      19,900       623,268
    Washington Mutual..........................       6,100       257,908
    Wells Fargo................................      10,600       658,790
    Zions Bancorporation.......................       4,000       272,120
                                                              -----------
                                                               16,635,659
                                                              -----------
    HEALTHCARE-14.32%
    Abbott Laboratories........................      11,500       536,475
  + Amgen......................................      13,700       878,855
    Beckman Coulter............................       5,600       375,144
    Becton, Dickinson..........................       6,400       363,520
    Biomet.....................................       7,600       329,764
    Bristol-Myers Squibb.......................      15,700       402,234
  + Express Scripts Class A....................       4,300       328,692
  + Genentech..................................       6,500       353,860
  + Gilead Sciences............................       8,900       311,411
    GlaxoSmithKline ADR........................       4,700       222,733
    Guidant....................................       6,600       475,860
    Johnson & Johnson..........................      26,000     1,648,920
  + MedImmune..................................       9,600       260,256
    Medtronic..................................       7,500       372,525
    Merck......................................      18,600       597,804
    Pfizer.....................................      65,600     1,763,984
    Quest Diagnostics..........................       2,700       257,985
    UnitedHealth Group.........................       6,100       536,983
  + Wellpoint..................................       5,100       586,500
    Wyeth......................................      17,500       745,325
  + Zimmer Holdings............................       2,900       232,348
                                                              -----------
                                                               11,581,178
                                                              -----------
    MEDIA-4.84%
    Clear Channel Communications...............      10,000       334,900
  + Comcast Class A............................      10,600       352,768
  + Comcast Special Class A....................       6,600       216,744
  + DIRECTV Group..............................      12,800       214,272
    Disney (Walt)..............................      21,200       589,360
    Knight-Ridder..............................       3,000       200,820
  + Time Warner................................      58,900     1,145,016
    Viacom Class B.............................      23,700       862,443
                                                              -----------
                                                                3,916,323
                                                              -----------
    REAL ESTATE-1.13%
    Equity Office Properties Trust.............      10,900       317,408
    Mills......................................       4,400       280,544
    ProLogis...................................       7,300       316,309
                                                              -----------
                                                                  914,261
                                                              -----------

                                                 NUMBER OF       FAIR
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY-16.77%
    Adobe Systems..............................      10,200   $   639,948
  + Applied Materials..........................      14,200       242,820
  + Cisco Systems..............................      62,000     1,196,600
  + Dell.......................................      23,600       994,504
  + DST Systems................................       5,600       291,872
  + eBay.......................................       2,800       325,584
  + Electronic Arts............................       6,400       394,752
  + EMC........................................      33,100       492,197
  + Freescale Semiconductor Class B............       1,490        27,356
    Hewlett-Packard............................      19,100       400,527
  + InterActiveCorp............................      12,100       334,202
    Intel......................................      64,500     1,508,655
    International Business Machines............       9,900       975,942
  + Intuit.....................................       8,300       365,283
  + Juniper Networks...........................      10,800       293,652
    Linear Technology..........................       7,000       271,320
    Microsoft..................................      67,900     1,813,609
    Motorola...................................      13,500       232,200
    National Semiconductor.....................      14,100       253,095
  + NEXTEL Communications Class A..............      17,300       519,000
    Nokia ADR..................................      14,500       227,215
  + Oracle.....................................      25,600       351,232
    QUALCOMM...................................       6,800       288,320
  + SanDisk....................................      10,900       272,173
  + Sanmina-SCI................................      21,600       182,952
  + Storage Technology.........................       6,700       211,787
    Texas Instruments..........................      18,700       460,394
                                                              -----------
                                                               13,567,191
                                                              -----------
    TRANSPORTATION-0.39%
    FedEx......................................       3,200       315,168
                                                              -----------
                                                                  315,168
                                                              -----------
    UTILITIES-2.49%
    Dominion Resources.........................       3,200       216,768
    Edison International.......................      12,700       406,781
    Exelon.....................................      11,900       524,433
    ONEOK......................................       8,900       252,938
    PPL........................................       4,900       261,072
    TXU........................................       5,400       348,624
                                                              -----------
                                                                2,010,616
                                                              -----------
    TOTAL COMMON STOCK
     (COST $58,238,655)........................                79,381,289
                                                              -----------
                                                 PRINCIPAL
                                                   AMOUNT
    COMMERCIAL PAPER-1.72%
    Starbird Funding 2.24% 1/3/05..............  $1,390,000     1,389,830
                                                              -----------
    TOTAL COMMERCIAL PAPER
     (COST $1,389,830).........................                 1,389,830
                                                              -----------

                           Variable Annuity Fund A- 5

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.86% (COST
 $59,628,485)...............................................  $80,771,119
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.14%.......      111,465
                                                              -----------
NET ASSETS-100.00%..........................................  $80,882,584
                                                              ===========
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
4,102,941 units at $18.312 unit value.......................  $75,133,153
ANNUITY RESERVES:
46,966 units at $18.312 unit value..........................      860,052
198,016 units at $24.692 unit value.........................    4,889,379
                                                              -----------
Total Net Assets............................................  $80,882,584
                                                              ===========

------------------
+Non-income producing security for the year ended December 31, 2004.

ADR-American Depositary Receipts

                             See accompanying notes

                           Variable Annuity Fund A- 6

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends....................................               $1,547,783
Interest.....................................                    7,533
                                                            ----------
                                                             1,555,316
                                                            ----------
EXPENSES:
Investment management services...............  $  250,454
Mortality and expense guarantees.............     738,676      989,130
                                               ----------   ----------
NET INVESTMENT INCOME........................                  566,186
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on investments.............   3,844,348
Net change in unrealized appreciation/
 depreciation of investments.................   3,539,753
                                               ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS.................................                7,384,101
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................               $7,950,287
                                                            ==========

                             See accompanying notes

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED
                                               12/31/04      12/31/03
                                              -----------   -----------
CHANGES FROM OPERATIONS:
Net investment income.......................  $   566,186   $   298,989
Net realized gain (loss) on investments.....    3,844,348      (512,954)
Net change in unrealized
 appreciation/depreciation of investments...    3,539,753    18,348,060
                                              -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................    7,950,287    18,134,095
Net decrease from equity transactions.......   (6,775,233)   (4,760,887)
                                              -----------   -----------
TOTAL INCREASE IN NET ASSETS................    1,175,054    13,373,208
Net assets, at beginning of period..........   79,707,530    66,334,322
                                              -----------   -----------
NET ASSETS, AT END OF PERIOD................  $80,882,584   $79,707,530
                                              ===========   ===========

                             See accompanying notes

                           Variable Annuity Fund A- 7

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2004 amounted to $29,834,340 and $36,497,364, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
The Lincoln National Life Insurance Company (Lincoln Life) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). Lincoln Life retained $3,003 from the proceeds of the sale of annuity contracts during the year for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-Adviser is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-Adviser is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2004, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS
Net assets at December 31, 2004 consisted of the following:

Equity transactions....................................  $(226,589,866)
Accumulated net investment income......................     75,412,450
Accumulated net realized gain on investments...........    210,917,366
Net unrealized appreciation of investments.............     21,142,634
                                                         -------------
NET ASSETS.............................................  $  80,882,584
                                                         =============

                           Variable Annuity Fund A- 8

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                                         YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                           UNITS           AMOUNT              UNITS             AMOUNT
                                                         ---------      -------------      -------------      -------------
Accumulation Units:
 Balance at beginning of period........................  4,466,321      $(205,165,202)         4,747,195      $(201,232,797)
 Contract purchases....................................     35,903            602,439             49,763            755,516
 Terminated contracts..................................   (399,283)        (6,723,011)          (330,637)        (4,687,921)
                                                         ---------      -------------      -------------      -------------
Balance at end of period...............................  4,102,941      $(211,285,774)         4,466,321      $(205,165,202)
                                                         =========      =============      =============      =============
Annuity Reserves:
 Balance at beginning of period........................    277,592      $ (14,649,431)           328,690      $ (13,820,949)
 Annuity payments......................................    (32,610)          (654,661)           (51,098)          (828,482)
 Receipt of guarantee mortality adjustments............         --                 --                 --                 --
                                                         ---------      -------------      -------------      -------------
Balance at end of period...............................    244,982      $ (15,304,092)           277,592      $ (14,649,431)
                                                         =========      =============      =============      =============

6. SUPPLEMENTAL INFORMATION-SELECTED PER UNIT DATA AND RATIOS
The following is selected financial data for an accumulation unit outstanding throughout each period:

                                                                           YEAR ENDED DECEMBER 31,
                                                               2004      2003       2002       2001       2000
                                                              -------   -------   --------   --------   --------
Investment income...........................................   $0.343    $0.245   $0.253     $0.249     $0.265
Expenses....................................................   (0.218)   (0.184)  (0.191)    (0.228)    (0.275)
                                                              -------   -------   --------   --------   --------
Net investment income (loss)................................    0.125     0.061   0.062      0.021      (0.010)
Net realized and unrealized gain (loss) on investments......    1.642     3.612   (4.238)    (2.354)    (2.454)
                                                              -------   -------   --------   --------   --------
Increase (decrease) in accumulation unit value..............    1.767     3.673   (4.176)    (2.333)    (2.464)
Accumulation unit value at beginning of period..............   16.545    12.872   17.048     19.381     21.845
                                                              -------   -------   --------   --------   --------
Accumulation unit value at end of period....................  $18.312   $16.545   $12.872    $17.048    $19.381
                                                              =======   =======   ========   ========   ========
Net assets, end of period (000 omitted).....................  $80,883   $79,708   $66,334    $98,225    $122,125
Ratio of expenses to average net assets.....................    1.28%     1.27%     1.28%      1.28%      1.28%
Ratio of net investment income (loss) to average net
 assets.....................................................    0.73%     0.42%     0.41%      0.12%     (0.05)%
Total investment return.....................................   10.68%    28.54%   (24.50)%   (12.04)%   (11.28)%
Portfolio turnover rate.....................................   38.72%    77.30%    60.26%     78.03%     66.67%
Number of accumulation units outstanding at end of period
 (expressed in thousands)
 Accumulation units:........................................    4,103     4,466   4,747      5,305      5,787
 Reserve units:.............................................      245       278   329        373        426

                           Variable Annuity Fund A- 9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Contract Owners
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting and Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Fund A at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Fort Wayne, Indiana
February 9, 2005

                          Variable Annuity Fund A- 10

OFFICER/MANAGER INFORMATION

                                POSITION(S)       TERM OF OFFICE AND
    NAME, ADDRESS AND            HELD WITH          LENGTH OF TIME              PRINCIPAL OCCUPATION(S) DURING
      DATE OF BIRTH               THE FUND             SERVED(2)                      THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman, President   Chairman since       Vice President, The Lincoln National Life
1300 S. Clinton Street      and Manager           August 1995;         Insurance Company. Executive Vice President,
Fort Wayne, IN 46802                              President and        Lincoln Retirement Services Company, LLC; Second
DOB: 07/25/52                                     Manager since        Vice President, Lincoln Life & Annuity Company of
                                                  November 1994        New York
Janet C. Chrzan(1)          Advisory Manager      Advisory Manager     Vice President, The Lincoln National Life
1300 S. Clinton Street                            since May 2004; and  Insurance Company; formerly Chief Financial
Fort Wayne, IN 46802                              formerly Manager     Officer and Director of The Lincoln National Life
DOB: 10/14/48                                     since August 2003    Insurance Company; Vice President and Treasurer,
                                                                       Lincoln National Corporation (insurance holding
                                                                       company); Chief Financial Officer and Second Vice
                                                                       President, Lincoln Life & Annuity Company of New
                                                                       York; Treasurer and Assistant Secretary, Lincoln
                                                                       Financial Group Foundation, Inc.
John B. Borsch, Jr.         Manager               Manager since        Retired; formerly Associate Vice President,
1300 S. Clinton Street                            December 1981        Investments, Northwestern University
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby             Manager               Manager since April  Vice President and Chief Financial Officer,
1300 S. Clinton Street                            1992                 DeSoto Memorial Hospital; formerly Chief
Fort Wayne, IN 46802                                                   Financial Officer, Bascom Palmer Eye Institute,
DOB: 11/10/41                                                          University of Miami School of Medicine; Vice
                                                                       President and Chief Financial Officer, St. Joseph
                                                                       Medical Center, Inc.
Kenneth G. Stella           Manager               Manager since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                            February 1998
Fort Wayne, IN 46802
DOB: 08/20/43
Gary D. Lemon               Advisory Manager      Advisory Manager     Instructor, Assistant Professor, Economics and
1300 S. Clinton Street                            since November 2004  Management, DePauw University
Fort Wayne, IN 46802
DOB: 05/23/48
David H. Windley            Manager               Manager since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                            August 2004
Fort Wayne, IN 46802
DOB: 02/23/43
Eldon J. Summers(1)         Second Vice           Second Vice          Second Vice President and Treasurer, The Lincoln
1300 S. Clinton Street      President and         President and        National Life Insurance Company
Fort Wayne, IN 46802        Treasurer             Treasurer since May
DOB: 12/06/50                                     2003
Cynthia A. Rose(1)          Secretary             Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                            February 1995
Fort Wayne, IN 46802
DOB: 04/24/54
Sheryl L. Sturgill(1)       Chief Accounting      Chief Accounting     Director of Separate Accounts Financial
1300 S. Clinton Street      Officer               Officer since        Operations, Assistant Vice President, The Lincoln
Fort Wayne, IN 46802                              November 2003        National Life Insurance Company; formerly
DOB: 07/04/59                                                          Director of Compliance and Business Consulting,
                                                                       Lincoln National Reassurance Company

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      DATE OF BIRTH           MANAGER        HELD BY MANAGER
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           12       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Janet C. Chrzan(1)              12       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
DOB: 10/14/48                            Housing, Inc.
John B. Borsch, Jr.             12       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby                 12       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella               12       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Gary D. Lemon                   12       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 05/23/48
David H. Windley                12       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
DOB: 02/23/43                            Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 12/06/50
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 07/04/59

                          Variable Annuity Fund A- 11

                                POSITION(S)       TERM OF OFFICE AND
    NAME, ADDRESS AND            HELD WITH          LENGTH OF TIME              PRINCIPAL OCCUPATION(S) DURING
      DATE OF BIRTH               THE FUND             SERVED(2)                      THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Rise' C.M. Taylor(1)        Vice President and    Vice President,      Vice President, Assistant Treasurer, and
1300 S. Clinton Street      Assistant Treasurer   Assistant            Assistant Secretary, The Lincoln National Life
Fort Wayne, IN 46802                              Treasurer, and       Insurance Company; Second Vice President and
DOB: 12/19/67                                     Assistant Secretary  Assistant Treasurer, Lincoln Life & Annuity
                                                  since August 2003    Company of New York; formerly Investment
                                                                       Portfolio Manager, Lincoln Investment Management
Therese M. Obringer(1)      Chief Compliance      Chief Compliance     Vice President and Chief Compliance Officer,
1300 S. Clinton Street      Officer               Officer since        Lincoln National Corporation
Fort Wayne, IN 46802                              September 2004
DOB: 01/30/51

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      DATE OF BIRTH           MANAGER        HELD BY MANAGER
--------------------------  ------------------------------------
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 12/19/67
Therese M. Obringer(1)          N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 01/30/51

------------------
Additional information on the officers and managers can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1)All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2)The officers and managers hold their position with the Fund until retirement or resignation. The Bylaws of the Fund do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                          Variable Annuity Fund A- 12

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, chief financial officer, chief accounting officer or persons performing similar functions. A copy of the code of ethics is attached hereto as an exhibit. There have been no amendments to, nor waivers granted, to the existing code of ethics.

Item 3. Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that John B. Borsch, Nancy L. Frisby and David H. Windley are each an "audit committee financial expert" and are "independent," as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principle Accountant Fees and Services

(a)  Audit Fees

Aggregate audit fees for the services that the Registrant's auditor provided to the Registrant totaled approximately $35,523 in 2004 and $34,722 in 2003, including fees associated with the annual audit and filings of the Registrant's Form N-3 and Form N-SAR.

(b)  Audit-Related Fees

Aggregate fees for the Registrant's audit-related services totaled approximately $0 in 2004 and $0 in 2003.

(c)  Tax Fees

Aggregate fees for tax services to the Registrant, including tax compliance, tax advice and tax planning, totaled approximately $0 in 2004 and $0 in 2003.

(d)  All Other Fees

Aggregate fees for all other services that the Registrant's auditor provided to the Registrant not included above totaled approximately $0 in 2004 and $0 in 2003.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Audit Committee approves each specific service the auditor will perform for the Registrant. Accordingly, the Audit Committee has not established pre-approval policies or procedures for services that the auditor may perform for the Registrant.

(e)(2) Not applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, or rendered to the Registrant's investment adviser, any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, totaled approximately $394,660 in 2004 and $351,160 in 2003, including services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h)  Principal Accountant's Independence

The Audit Committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the auditor's independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Managers.

Item 11. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

      (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

      (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (b) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

          /s/ Kelly D Clevenger
          ---------------------
          Kelly D. Clevenger
          President
          (Signature and Title)

Date: March 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kelly D. Clevenger
    ----------------------
    Kelly D. Clevenger
    Chairman of the Board and President
    (Signature and Title)

Date: March 8, 2005

By: /s/ Sheryl L. Sturgill
    ----------------------
    Sheryl L. Sturgill
    Chief Accounting Officer
    (Signature and Title)

Date: March 8, 2005